Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Fair value of financial instruments on balance sheet [line items]
Business and government	$ 241,108	$ 237,702	$ 245,662
Deposits	680,553	657,201	659,034
Securitization and structured entities' liabilities	23,927	$ 25,657	26,889
Financial assets at fair value through profit or loss [member]
Fair value of financial instruments on balance sheet [line items]
Business and government	6,738		5,306
Financial assets at fair value through profit or loss [member] | Not Carried At Fair Value [member]
Fair value of financial instruments on balance sheet [line items]
Deposits	22,085		18,073
Metal deposits	293		0
Securitization and structured entities' liabilities	629		0
Financial assets at fair value through other comprehensive income [member]
Fair value of financial instruments on balance sheet [line items]
Business and government	$ 140		$ 51